SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
Purpose	Dispensary
Ownership	100.00%	100.00%
Location	Los Angeles - West Hollywood
Kannaboost Technology Inc. [Member]
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Location	Mesa, Arizona
MME Florida, LLC [Member]
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Location	Eustis, Florida
CSI Solutions, LLC [Member]
Ownership	100.00%	100.00%
EBA Holdings, Inc. [Member]
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Location	Mesa, Arizona
Project Compassion Venture, LLC [Member]
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Location	Utica, New York
Desert Hot Springs Green Horizon, Inc. [Member]
Ownership	100.00%	100.00%
Manlin DHS Development, LLC [Member]
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Location	Desert Hot Springs, California
MMNV2 Holdings V, LLC [Member]
Ownership	100.00%	100.00%
MMNV2 Holdings IV, LLC [Member]
Ownership	100.00%	100.00%
MMNV2 Holdings III, LLC [Member]
Ownership	100.00%	100.00%
MMNV2 Holdings II, LLC [Member]
Ownership	100.00%	100.00%
MMNV2 Holdings I, LLC[Member]
Ownership	100.00%	100.00%
The MedMen of Nevada 2, LLC [Member]
Ownership	100.00%	100.00%
Project Mustang Development, LLC [Member]
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Location	Northern Nevada